Finance Costs	12 Months Ended
Oct. 31, 2024
Finance Costs [Abstract]
FINANCE COSTS
7.	FINANCE COSTS

	Year ended October 31,	Six months ended October 31,	Year ended April 30,
	2024	2023	2023	2022
	US$	US$	US$	US$
Interest on bank borrowings	9,098	617	769	—
Interest on amount due to a non-controlling shareholder	1,228	2,786	426	—
	10,326	3,403	1,195	—